COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2019
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum lease payments under non-cancellable operating leases

2019	$5,735
2020	4,860
2021	1,840
2022	943
2023	332
2024 and thereafter	987

Total	$14,697